Mar. 01, 2017
Supplement dated December 20, 2017
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia European Equity Fund	3/1/2017
On November 15, 2017, the Fund's Board of Trustees approved the proposal to change the Fund's name, as well as certain changes to the Fund's principal investment strategies. As a result, effective on or about  January 22, 2018 (the Effective Date), the Fund’s name is changed to Columbia Contrarian Europe Fund. Accordingly, on the Effective Date, all references in the Prospectus to Columbia European Equity Fund are hereby deleted and replaced with Columbia Contrarian Europe Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The third paragraph under the subsection “Principal Investment Strategies” in the Fund's Summary Prospectus and in the “Summary of the Fund” section of the Fund's Prospectus is hereby superseded and replaced with the following:
The Fund will normally have exposure to foreign currencies. The Fund may from time to time emphasize one or more sectors in selecting its investments.
The following paragraph is hereby added under the subsection "Principal Investment Strategies" in the Fund's Summary Prospectus and in the "Summary of the Fund" section of the Fund's Prospectus:
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers. The Fund may invest in companies that have market capitalizations of any size.
The rest of the section remains the same.
The information under the subsection “Principal Risks” in the Fund's Summary Prospectus and in the “Summary of the Fund” section of the Fund's Prospectus is hereby revised to remove Mid-Cap Company Securities Risk and Sector Risk and to add the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
The rest of the section remains the same.